COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2015
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments	Future minimum lease payments under such leases as of March 31, 2015 were as follows:
2016	$41,732
2017	38,497
2018	33,735
2019	28,731
2020	22,433
After 2020	59,511

$224,639